Liquidity and Going Concern	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Liquidity and Going Concern

2. Liquidity and Going Concern

The Company has a limited operating history and the sales and income potential of its business and market are unproven. As of December 31, 2019, the Company has an accumulated deficit of $34.7 million and has experienced net losses each year since its inception. The Company anticipates that it will continue to incur net losses into the foreseeable future and will need to raise additional capital to continue. The Company’s cash is not sufficient to fund its operations through March 2021. These factors raise substantial doubt about the Company’s ability to continue as a going concern for the twelve months following the date of the filing of this Form 10-K.

Management’s plan includes raising funds from outside investors and consummating the AYRO Merger. However, there is no assurance that the AYRO Merger will be consummated or that outside funding will be available to the Company, or that outside funding will be obtained on favorable terms or will provide the Company with sufficient capital to meet its objectives. There have been recent outbreaks in several countries, including the United States, of the highly transmissible and pathogenic coronavirus. The outbreak of such communicable diseases could result in a widespread health crisis that could adversely affect general commercial activity and the economies and financial markets of many countries, including the United States. An outbreak of communicable diseases, or the perception that such an outbreak could occur, and the measures taken by the governments of countries affected could adversely affect the Company’s business, financial condition, and results of operations. These financial statements do not include any adjustments relating to the recoverability and classification of assets, carrying amounts or the amount and classification of liabilities that may be required should the Company be unable to continue as a going concern.